UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05914

Templeton Global Opportunities Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   3/31/14

Item 1. Schedule of Investments.

Templeton Global Opportunities Trust

Statement of Investments, March 31, 2014 (unaudited)

	Industry	Shares	Value
Common Stocks 96.5%
Belgium 0.9%
KBC GROEP NV	Banks	88,400	$5,438,260

Brazil 1.7%
Embraer SA, ADR	Aerospace & Defense	164,686	5,844,706
Petroleo Brasileiro SA, ADR	Oil, Gas & Consumable Fuels	370,954	4,878,045
			10,722,751
Canada 0.5%
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	294,060	2,931,555

China 6.8%
China Life Insurance Co. Ltd., H	Insurance	2,152,000	6,103,823
China Mobile Ltd.	Wireless Telecommunication
	Services	406,400	3,720,052
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	13,223,610	6,120,424
CNOOC Ltd.	Oil, Gas & Consumable Fuels	3,527,000	5,302,016
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	6,079,000	6,128,806
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	2,151,200	4,864,603
Springland International Holdings Ltd.	Multiline Retail	8,423,000	3,735,616
Weichai Power Co. Ltd., H	Machinery	1,665,000	6,289,540
			42,264,880
Denmark 1.1%
H. Lundbeck AS	Pharmaceuticals	217,470	6,702,437

France 9.2%
Alstom SA	Electrical Equipment	128,510	3,509,351
AXA SA	Insurance	212,864	5,532,803
BNP Paribas SA	Banks	102,233	7,886,563
Cie Generale des Etablissements Michelin, B	Auto Components	49,672	6,212,810
[a]Credit Agricole SA	Banks	588,412	9,278,623
Sanofi	Pharmaceuticals	85,624	8,928,178
Technip SA	Energy Equipment & Services	32,020	3,304,816
Total SA, B	Oil, Gas & Consumable Fuels	110,698	7,259,939
Vivendi SA	Diversified Telecommunication
	Services	184,614	5,143,183
			57,056,266
Germany 4.8%
[a]Commerzbank AG	Banks	255,990	4,703,295
[a]Deutsche Lufthansa AG	Airlines	197,510	5,174,539
HeidelbergCement AG	Construction Materials	40,790	3,496,231
Merck KGaA	Pharmaceuticals	33,990	5,725,142
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	21,170	4,626,049
SAP AG	Software	35,650	2,886,207
Siemens AG, ADR	Industrial Conglomerates	25,262	3,414,159
			30,025,622
Hong Kong 1.3%
NewOcean Energy Holdings Ltd.	Oil, Gas & Consumable Fuels	10,018,200	7,749,576

India 1.8%
Biocon Ltd.	Biotechnology	634,420	4,482,642
Oberoi Realty Ltd.	Real Estate Management &
	Development	1,095,418	3,955,296
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	319,800	2,790,357
			11,228,295
Indonesia 0.3%
Gudang Garam Tbk PT	Tobacco	495,500	2,147,167

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Global Opportunities Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

Ireland 1.1%
CRH PLC	Construction Materials	248,224	6,906,752

Israel 1.5%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	172,328	9,105,812

Italy 3.6%
Eni SpA	Oil, Gas & Consumable Fuels	253,461	6,359,271
Intesa Sanpaolo SpA	Banks	2,081,902	7,056,374
UniCredit SpA	Banks	1,007,079	9,199,480
			22,615,125
Japan 5.0%
ITOCHU Corp.	Trading Companies & Distributors	410,080	4,791,285
Keihin Corp.	Auto Components	479,500	6,986,708
Nissan Motor Co. Ltd.	Automobiles	512,520	4,568,092
NKSJ Holdings Inc.	Insurance	194,300	4,992,091
Tsugami Corp.	Machinery	818,000	4,889,614
Unipres Corp.	Auto Components	248,100	4,458,685
			30,686,475
Netherlands 3.6%
Akzo Nobel NV	Chemicals	89,457	7,300,326
[a]ING Groep NV, IDR	Diversified Financial Services	623,850	8,831,779
TNT Express NV	Air Freight & Logistics	624,504	6,134,089
			22,266,194
South Korea 6.7%
Hana Financial Group Inc.	Banks	332,027	12,128,698
Hyundai Mobis	Auto Components	24,507	7,249,230
KB Financial Group Inc.	Banks	162,990	5,701,359
POSCO	Metals & Mining	18,403	5,115,305
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor
	Equipment	8,841	11,149,838
			41,344,430
Spain 0.8%
Telefonica SA	Diversified Telecommunication
	Services	302,473	4,786,343

Switzerland 3.9%
Credit Suisse Group AG	Capital Markets	295,080	9,543,368
Roche Holding AG	Pharmaceuticals	37,070	11,112,613
Swiss Re AG	Insurance	36,338	3,368,664
			24,024,645
Taiwan 1.8%
Siliconware Precision Industries Co., ADR	Semiconductors & Semiconductor
	Equipment	662,569	4,406,084
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	882,640	3,434,622
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	1,743,000	3,428,477
			11,269,183
Thailand 0.7%
Bangkok Bank PCL, fgn.	Banks	773,800	4,283,642

Turkey 0.8%
[a]Turkcell Iletisim Hizmetleri AS, ADR	Wireless Telecommunication
	Services	374,179	5,152,445

United Kingdom 8.4%
Aviva PLC	Insurance	1,092,466	8,689,444
BAE Systems PLC	Aerospace & Defense	359,875	2,485,357
BP PLC	Oil, Gas & Consumable Fuels	549,054	4,393,934
GlaxoSmithKline PLC	Pharmaceuticals	283,565	7,522,561

Templeton Global Opportunities Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
Kingfisher PLC	Specialty Retail	836,494	5,875,982
[a]Lloyds Banking Group PLC	Banks	3,528,140	4,389,396
Marks & Spencer Group PLC	Multiline Retail	683,858	5,148,664
Serco Group PLC	Commercial Services & Supplies	503,370	3,533,423
Tesco PLC	Food & Staples Retailing	1,188,360	5,853,379
Vodafone Group PLC	Wireless Telecommunication
	Services	1,132,281	4,158,092
			52,050,232
United States 30.2%
[a]Actavis PLC	Pharmaceuticals	29,750	6,124,038
American Express Co.	Consumer Finance	51,230	4,612,237
Amgen Inc.	Biotechnology	70,010	8,635,033
Applied Materials Inc.	Semiconductors & Semiconductor
	Equipment	260,050	5,310,221
Baker Hughes Inc.	Energy Equipment & Services	93,770	6,096,925
[a]Brocade Communications Systems Inc.	Communications Equipment	355,760	3,774,614
Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	130,210	3,335,980
Cisco Systems Inc.	Communications Equipment	218,900	4,905,549
Citigroup Inc.	Banks	149,540	7,118,104
Comcast Corp., A	Media	100,670	5,035,513
Comcast Corp., Special A	Media	11,230	547,575
CVS Caremark Corp.	Food & Staples Retailing	80,700	6,041,202
[a]Gilead Sciences Inc.	Biotechnology	103,200	7,312,752
Halliburton Co.	Energy Equipment & Services	93,530	5,507,982
Hewlett-Packard Co.	Technology Hardware, Storage &
	Peripherals	149,500	4,837,820
JPMorgan Chase & Co.	Banks	79,820	4,845,872
KBR Inc.	Construction & Engineering	133,850	3,571,118
LyondellBasell Industries NV, A	Chemicals	46,330	4,120,590
Macy's Inc.	Multiline Retail	125,550	7,443,860
Medtronic Inc.	Health Care Equipment & Supplies	113,680	6,995,867
Merck & Co. Inc.	Pharmaceuticals	132,050	7,496,479
Microsoft Corp.	Software	300,760	12,328,152
Morgan Stanley	Capital Markets	238,950	7,448,072
[a]Navistar International Corp.	Machinery	190,890	6,465,444
Noble Corp. PLC	Energy Equipment & Services	191,270	6,262,180
Oracle Corp.	Software	84,830	3,470,395
Perrigo Co. PLC	Pharmaceuticals	18,778	2,904,205
Pfizer Inc.	Pharmaceuticals	267,464	8,590,944
[a]Sprint Corp.	Wireless Telecommunication
	Services	707,790	6,504,590
SunTrust Banks Inc.	Banks	93,270	3,711,213
Symantec Corp.	Software	172,080	3,436,438
Target Corp.	Multiline Retail	64,280	3,889,583
Twenty-First Century Fox Inc., A	Media	190,190	6,080,374
Verizon Communications Inc.	Diversified Telecommunication
	Services	54,595	2,603,909
			187,364,830
Total Common Stocks (Cost $439,547,633)			598,122,917

Preferred Stocks (Cost $3,984,896) 0.4%
Brazil 0.4%
Vale SA, ADR, pfd., A	Metals & Mining	178,266	2,219,412

Non-Registered Mutual Funds (Cost $4,151,700) 0.7%
China 0.7%
[a,b,c]Templeton China Opportunities Fund, Ltd., Reg D	Diversified Financial Services	415,426	4,415,981

Total Investments (Cost $447,684,229) 97.6%			604,758,310

Other Assets, less Liabilities 2.4%			15,083,984
Net Assets 100.0%			$619,842,294

Templeton Global Opportunities Trust
Statement of Investments, March 31, 2014 (unaudited) (continued)

aNon-income producing.
bSee Note 5 regarding investment in Templeton China Opportunities Fund, Ltd.
cSee Note 4 regarding restricted securities.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
IDR - International Depositary Receipt

Templeton Global Opportunities Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Opportunities Trust (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company. The Fund is an investment company for accounting purposes and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At March 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$451,937,041

Unrealized appreciation	$179,618,507
Unrealized depreciation	(26,797,238)
Net unrealized appreciation (depreciation)	$152,821,269

4. RESTRICTED SECURITIES

At March 31, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Dates	Cost	Value
415,426	Templeton China Opportunities Fund, Ltd., Reg D
	(Value is 0.71% of Net Assets)	1/27/10 - 10/09/13	$4,151,700	$4,415,981

5. INVESTMENT IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD

The Fund invests in Templeton China Opportunities Fund, Ltd. (China Fund), a private offering of unregistered shares in a Cayman Islands Exempt Company. The China Fund investment objective is to seek capital growth primarily through investments in A-shares of Chinese companies listed on the Shanghai and Shenzhen stock exchanges. Chinese A-shares are traded in Chinese Renminbi and are only available as an investment to domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors license. The China Fund is managed by Templeton Investment Counsel, LLC (the investment manager). No additional management or administrative fees are incurred on assets invested in the China Fund.

The China Fund may be subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds and earnings associated with its investment, as such activities are subject to approval by agencies of the Chinese government and thus the Fund may incur delays in redeeming its investment in the China Fund. The Fund's investment in the China Fund is valued based upon the fair value of the China Fund’s portfolio securities and other assets and liabilities.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$600,342,329	$	- $	-	$600,342,329
Non-Registered Mutual Funds	-		-	4,415,981	4,415,981
Total Investments in Securities	$600,342,329	$	- $	4,415,981	$604,758,310

[a]Includes common and preferred stocks.
[b]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Opportunities Trust

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

   Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 27, 2014

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date May 27, 2014